RELATED PARTIES (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2013	Dec. 31, 2012
Related Party Transactions [Abstract]
Schedule of Related Party Transactions [Table Text Block]
Balances:

	September 30,	December 31,
	2013	2012

Trade payables (*)	$717	$718

*)
On February 12, 2012, $309 out of the total outstanding balance owed to the Service Provider, who is also a related party, for services rendered until December 2011, was settled by the grant of fully vested warrants to purchase 309,492 ordinary shares, £0.01 par value each, of the Company at an exercise price of $2.00 per share and a life of five years.

Balances:

	December 31,
	2012	2011

Trade payables *)	$718	$817

*)
On February 12, 2012, $  309 out of the total outstanding balance owed to the Service Provider, who is also a related party, for services rendered until December 2011, was settled by the grant of fully vested warrants to purchase 309,492 ordinary shares, £ 0.01 par value each, of the Company at an exercise price of $  2 per share and a life of five years.

Schedule of Related Party Transactions, General and Administrative Expenses [Table Text Block]	Transactions:
	Nine months ended September 30,
	2013	2012

Amounts charged to general and administrative expense	$343	$239

Transactions:
	Year ended December 31,
	2012	2011	2010

Amounts charged to general and administrative expense	$365	$413	$262